Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified					1 Months Ended						12 Months Ended				12 Months Ended		12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012 Net investment hedges	Nov. 30, 2011 Net investment hedges	Jul. 31, 2012 Cash Flow Hedging	Jun. 30, 2012 Cash Flow Hedging	Nov. 30, 2012 Cash Flow Hedging Foreign currency zero cost collars	Nov. 30, 2012 Cash Flow Hedging Interest rate swaps	Nov. 30, 2011 Cash Flow Hedging Interest rate swaps	Nov. 30, 2011 Fair Value Hedging Interest rate swaps	Nov. 30, 2012 Fair Value Hedging Interest rate swaps Us Dollar	Nov. 30, 2012 Fair Value Hedging Interest rate swaps Sterling	Nov. 30, 2012 Maximum Cash Flow Hedging Interest rate swaps	Nov. 30, 2012 Maturing in One Year or Less Net investment hedges	Nov. 30, 2012 Maturing in One Year or Less Maximum Net investment hedges	Nov. 30, 2012 Maturing in July Twenty Seventeen Net investment hedges	Nov. 30, 2012 Maturing in July Twenty Seventeen Maximum Net investment hedges	Nov. 30, 2011 Fuel Derivatives Second Half 2012	Nov. 30, 2012 Fuel Derivatives 2013 Maturity		Nov. 30, 2011 Fuel Derivatives 2013 Maturity	Nov. 30, 2012 Fuel Derivatives 2014 Maturity		Nov. 30, 2011 Fuel Derivatives 2014 Maturity	Nov. 30, 2012 Fuel Derivatives 2015 Maturity		Nov. 30, 2011 Fuel Derivatives 2015 Maturity
Derivatives, Fair Value [Line Items]
Total foreign currency forwards designated as hedges of net investments in foreign operations for euro-denominated functional currency			$ 235	$ 183										$ 91		$ 144
Maturity of foreign currency derivatives															2013-01		2017-07
Foreign currency zero cost collars that are designated as foreign currency cash flow hedges for euro-denominated shipbuilding contracts	23	5					842
Amount of interest rate swap agreements change, of EURIBOR-based floating rate debt to fixed rate debt, for euro interest rate swaps designated as cash flow hedges								269	320
Maturity date of derivative instruments					2015-02	2013-05					2012-02	2012-06	2022-02
Amount of interest rate swap agreements change, of fixed rate debt to U.S. dollar LIBOR or GBP LIBOR-based floating rate debt, for both U.S. dollar and sterling interest rate swaps designated as fair value hedges										$ 510
Estimated percent of fuel consumption																		10.00%	40.00%	[1]	10.00%	32.00%	[1]	10.00%	26.00%	[1]	10.00%

[1]	Fuel derivatives mature evenly over each month within the above fiscal periods.